CONCENTRATIONS OF RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	For the Six Months Ended June 30,
Customers	2025	2024
A	33%	-
B	1%	59%
C	25%	21%
D	20%	-

The suppliers accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2025 and 2024.

	For the Six Months Ended June 30,
Suppliers	2025	2024
AA	79%	76%
BB	21%	-
CC	-	24%

	Year Ended December 31,
Customers	2024	2023
A	-	3%
B	-	64%
C	33%	23%

The suppliers accounted for 10% or more of the Company’s purchases during the years ended December 31, 2024 and 2023.

	Year Ended December 31,
Suppliers	2024	2023
AA	-	14%
BB	82%	86%